Financial assets and liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 367	$ 391
Prepaid insurance and subscriptions	2,736	1,775
Other	1,357	385
Prepayments	$ 4,460	$ 2,551